Commitments And Contingencies (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Management fees paid	$ 0	$ 100,000	$ 0	$ 300,000
Operating lease payments due	200,000		200,000
Rent expense	57,000	21,000	168,000	63,000
Earnest money deposits	3,300,000		3,300,000		1,800,000
Non-refundable earnest money deposits	$ 3,000,000		$ 3,000,000		$ 1,500,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Monthly management fee			3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Monthly management fee			4.00%